UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-4743

                      (Investment Company Act File Number)


                       Federated Equity Income Fund, Inc.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  11/30/07


                Date of Reporting Period:  Quarter ended 2/28/07







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED EQUITY INCOME FUND, INC.
PORTFOLIO OF INVESTMENTS
February 28, 2007 (unaudited)

  SHARES     VALUE

                COMMON STOCKS--84.3%
                CONSUMER DISCRETIONARY--4.5%
    201,300     CBS Corp. (New), Class B                                       $     6,109,455
    146,750     Gannett Co., Inc.                                                    8,989,905
    442,740     Gap (The), Inc.                                                      8,496,181
    139,900     Home Depot, Inc.                                                     5,540,040
    166,710     Jones Apparel Group, Inc.                                            5,488,093
    256,420     McDonald's Corp.                                                    11,210,682
    120,520     Nissan Motor Co., Ltd., ADR                                          2,770,755
                   TOTAL                                                            48,605,111
                CONSUMER STAPLES-8.1%
    143,100     Altria Group, Inc.                                                  12,060,468
     58,600     Anheuser-Busch Cos., Inc.                                            2,876,088
    419,300     Coca-Cola Co.                                                       19,572,924
    128,300     Colgate-Palmolive Co.                                                8,642,288
    340,000     Kimberly-Clark Corp.                                                23,157,400
     81,900     Kraft Foods, Inc., Class A                                           2,614,248
     93,200     Loews Corp. - Carolina Group                                         6,713,196
    358,740     Unilever PLC, ADR                                                    9,646,519
     62,690     Wal-Mart Stores, Inc.                                                3,027,927
                   TOTAL                                                            88,311,058
                ENERGY--9.9%
    269,750     BP PLC, ADR                                                         16,627,390
    384,050     Chevron Corp.                                                       26,349,670
    187,200     ENI SpA, ADR                                                        11,462,256
    254,470     Enbridge, Inc.                                                       8,084,512
     39,400     ExxonMobil Corp.                                                     2,824,192
     52,760     Kinder Morgan, Inc.                                                  5,579,898
    252,600     Royal Dutch Shell PLC, Class A, ADR                                 16,421,526
    290,390     Total SA, Class B, ADR                                              19,549,055
                   TOTAL                                                           106,898,499
                FINANCIALS--29.4%
    298,143     Ace Ltd.                                                            16,743,711
     59,210     Aflac, Inc.                                                          2,794,712
    413,600     Allstate Corp.                                                      24,840,816
    195,530     BB&T Corp.                                                           8,306,114
    897,790     Bank of America Corp.                                               45,670,577
    274,970     Bank of New York Co., Inc.                                          11,169,281
  1,055,690     Citigroup, Inc.                                                     53,206,776
    145,960     Crescent Real Estate Equities, Inc.                                  2,903,144
    176,700     Federal Home Loan Mortgage Corp.                                    11,340,606
    155,000     Federal National Mortgage Association                                8,793,150
     65,780     First Horizon National Corp.                                         2,838,407
    195,570     MBIA Insurance Corp.                                                12,999,538
    138,350     Morgan Stanley                                                      10,365,182
    205,300     Nationwide Financial Services, Inc., Class A                        11,004,080
    125,900     PartnerRe Ltd.                                                       8,747,532
    133,630     SLM Corp.                                                            5,695,311
     91,800     UBS AG                                                               5,419,872
    727,370     Wachovia Corp.                                                      40,274,477
    126,110     Washington Mutual Bank                                               5,432,819
    878,300     Wells Fargo & Co.                                                   30,477,010
                   TOTAL                                                           319,023,115
                HEALTH CARE--10.0%
    180,900     Biovail Corp.                                                        3,755,484
     55,330     Eli Lilly & Co.                                                      2,912,571
    319,790     GlaxoSmithKline PLC, ADR                                            17,962,604
    390,490     Johnson & Johnson                                                   24,620,394
  1,699,860     Pfizer, Inc.                                                        42,428,506
    343,700     Wyeth                                                               16,813,804
                   TOTAL                                                           108,493,363
                INDUSTRIALS--7.7%
    107,550     3M Co.                                                               7,967,304
    135,500     Avery Dennison Corp.                                                 9,005,330
     57,500     Dover Corp.                                                          2,747,925
    462,360     General Electric Co.                                                16,145,611
     58,400     Illinois Tool Works, Inc.                                            3,019,280
    284,700     Ingersoll-Rand Co., Class A                                         12,330,357
    299,800     Northrop Grumman Corp.                                              21,540,630
    113,850     United Parcel Service, Inc.                                          7,991,131
     88,000     Waste Management, Inc.                                               2,996,400
                   TOTAL                                                            83,743,968
                MATERIALS--3.5%
    158,620     Alcoa, Inc.                                                          5,299,494
    111,800     Anglo American PLC, ADR                                              2,640,716
     56,600     Freeport-McMoRan Copper & Gold, Inc., Class B                        3,249,406
    186,715     International Flavors & Fragrances, Inc.                             8,738,262
     46,400     PPG Industries, Inc.                                                 3,074,000
    126,100     Packaging Corp. of America                                           3,089,450
     14,500   1 Rio Tinto PLC, ADR                                                   3,141,570
    165,260     Rohm & Haas Co.                                                      8,735,644
                   TOTAL                                                            37,968,542
                TELECOMMUNICATION SERVICES-8.0%
  1,611,965     AT&T, Inc.                                                          59,320,312
    159,420     Deutsche Telekom AG, ADR                                             2,863,183
    112,200     Embarq Corp.                                                         6,210,270
    176,300     NTT DoCoMo, Inc., ADR                                                3,192,793
     78,500     Verizon Communications                                               2,938,255
    793,549     Windstream Corp.                                                    11,942,912
                   TOTAL                                                            86,467,725
                UTILITIES--3.2%
    302,290     Duke Energy Corp.                                                    5,952,090
     59,230     Edison International                                                 2,779,072
    231,600     Energy East Corp.                                                    5,722,836
     48,470     FirstEnergy Corp.                                                    3,032,768
    269,700     SCANA Corp.                                                         11,254,581
     92,710     TXU Corp.                                                            6,132,767
                   TOTAL                                                            34,874,114
                   TOTAL COMMON STOCKS                                             914,385,495
                   (IDENTIFIED COST $763,871,679)
                PREFERRED STOCKS--8.0%
                ENERGY-1.1%
    219,000 2,3 Goldman Sachs Group, Inc., PERCS                                    12,008,865
                FINANCIALS--1.4%
    210,100 2,3 Merrill Lynch & Co., Inc., PERCS                                    10,932,554
    196,900     XL Capital Ltd., PEPS, $1.62, Annual Dividend                        4,619,274
                   TOTAL                                                            15,551,828
                INDUSTRIALS-1.3%
    478,800 2,3 Morgan Stanley & Co., Inc., PERCS                                   14,227,542
                INFORMATION TECHNOLOGY-4.2%
    289,800     Credit Suisse First Boston, NY, PERCS, Series ADI                    9,656,136
    381,500 2,3 Goldman Sachs Group, Inc., PERCS                                    12,224,023
    361,300 2,3 Goldman Sachs Group, Inc., PERCS                                    11,768,625
    562,000 2,3 Merrill Lynch & Co., Inc., PERCS                                    11,872,250
                   TOTAL                                                            45,521,034
                   TOTAL PREFERRED STOCKS                                           87,309,269
                   (IDENTIFIED COST $78,929,651)
                MUTUAL FUND--4.8%
 52,075,037   4 Prime Value Obligations Fund, Class IS (AT NET ASSET VALUE)         52,075,037
                   TOTAL INVESTMENTS -97.1%                                      1,053,769,801
                   (IDENTIFIED COST $894,876,367)5
                   OTHER ASSETS AND LIABILITIES - NET-2.9%                          31,224,921
                   TOTAL NET ASSETS -100%                                      $ 1,084,994,722


1    Portion of securities subject to options written.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2007, these restricted securities amounted to $73,033,858, which represented 6.7% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At February 28, 2007, these liquid restricted securities amounted to $73,033,858, which represented 6.7% of total net assets.

4    Affiliated company.

5 At February 28, 2007, the cost of investments for federal tax purposes was $894,876,367. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes attributable to foreign currency transactions and written options was $158,893,434. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $163,203,665 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,310,231.


At February 28, 2007, the Fund had the following outstanding written option contracts:

 SECURITY       EXPIRATION DATE  EXERCISE PRICE  CONTRACTS   VALUE
 Rio Tinto PLC       April 2007         $   250        137  $9,590

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation may be done by others.

The following acronyms are used throughout this portfolio:

 ADR   --American Depositary Receipt
 PEPS  --Participating Equity Preferred Stock
 PERCS --Preferred Equity Redemption Cumulative Stock




ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS




SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED EQUITY INCOME FUND, INC.

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        April 23, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        April 23, 2007


BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        April 23, 2007